Calvert
Emerging Markets Focused Growth Fund
September 30, 2024
Schedule of Investments (Unaudited)

Common Stocks — 97.3%

Security	Shares	Value
Brazil — 27.0%
Banco BTG Pactual SA	853	$ 5,209
Itau Unibanco Holding SA, PFC Shares	15,979	105,917
Localiza Rent a Car SA	34,674	260,960
MercadoLibre, Inc.(1)	296	607,380
NU Holdings Ltd., Class A(1)	27,058	369,342
Raia Drogasil SA	35,050	164,000
WEG SA	19,545	195,138
		$1,707,946
India — 41.7%
Aarti Industries Ltd.	13,845	$96,177
Astral Ltd.	8,705	206,772
Avenue Supermarts Ltd.(1)(2)	4,975	303,270
Axis Bank Ltd.	5,246	77,089
Bajaj Finance Ltd.	78	7,162
Bharti Airtel Ltd.	12,947	264,530
GMR Airports Infrastructure Ltd.(1)	155,289	174,195
HDFC Bank Ltd.	12,754	262,652
ICICI Bank Ltd.	14,720	223,551
Laurus Labs Ltd.(2)	1,801	9,895
Timken India Ltd.	1,641	73,414
Titan Co. Ltd.	4,949	225,941
Trent Ltd.	4,845	437,493
TVS Motor Co. Ltd.	7,982	271,714
		$2,633,855
Indonesia — 0.2%
Bank Central Asia Tbk. PT	9,600	$6,548
Bank Mandiri Persero Tbk. PT	14,600	6,716
		$13,264
Mexico — 3.6%
Fomento Economico Mexicano SAB de CV ADR	1,154	$113,911
Grupo Financiero Banorte SAB de CV, Class O	11,896	84,668
Wal-Mart de Mexico SAB de CV	9,985	30,127
		$228,706
Poland — 0.2%
Dino Polska SA(1)(2)	154	$14,019
		$14,019
South Korea — 1.4%
Samsung Electronics Co. Ltd.	1,821	$85,111
		$85,111
Taiwan — 19.4%
E Ink Holdings, Inc.	18,000	$166,857
Taiwan Semiconductor Manufacturing Co. Ltd.	23,000	693,545
Unimicron Technology Corp.	38,000	172,557
Security	Shares	Value
Taiwan (continued)
Voltronic Power Technology Corp.	3,000	$ 191,756
		$1,224,715
Uruguay — 3.8%
Globant SA(1)	1,222	$ 242,127
		$ 242,127
Total Common Stocks (identified cost $4,793,168)		$6,149,743

Short-Term Investments — 3.1%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.83%(3)	198,108	$ 198,108
Total Short-Term Investments (identified cost $198,108)		$ 198,108

Total Investments — 100.4% (identified cost $4,991,276)	$6,347,851
Other Assets, Less Liabilities — (0.4)%	$ (26,699)
Net Assets — 100.0%	$6,321,152

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2024, the aggregate value of these securities is $327,184 or 5.2% of the Fund's net assets.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2024.

Calvert
Emerging Markets Focused Growth Fund
September 30, 2024
Schedule of Investments (Unaudited) — continued

At September 30, 2024, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Consumer Discretionary	24.4%
Information Technology	21.5
Financials	18.2
Industrials	17.4
Consumer Staples	9.9
Communication Services	4.2
Materials	1.5
Health Care	0.2
Total	97.3%

Abbreviations:
ADR	– American Depositary Receipt
PFC Shares	– Preference Shares

The Fund did not have any open derivative instruments at September 30, 2024.
Affiliated Investments
At September 30, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $198,108, which represents 3.1% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$116,094	$1,663,506	$(1,581,492)	$ —	$ —	$198,108	$6,426	198,108

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Brazil	$1,707,946	$ —	$ —	$1,707,946
India	—	2,633,855	—	2,633,855
Indonesia	—	13,264	—	13,264
Mexico	228,706	—	—	228,706
Poland	—	14,019	—	14,019
South Korea	—	85,111	—	85,111
Taiwan	—	1,224,715	—	1,224,715

Calvert
Emerging Markets Focused Growth Fund
September 30, 2024
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Uruguay	$242,127	$ —	$ —	$242,127
Total Common Stocks	$2,178,779	$3,970,964(1)	$ —	$6,149,743
Short-Term Investments	$198,108	$ —	$ —	$198,108
Total Investments	$2,376,887	$3,970,964	$ —	$6,347,851

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semi-annual or annual report to shareholders.
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